Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:
	Year ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carry forward	$26,109	$21,683
Temporary differences mainly relating to Research and Development	-	336
Lease liabilities	307	336
Deferred tax asset before valuation allowance	26,416	22,355

Deferred tax liabilities:
Right-of-use assets	(217)	(334)
Deferred tax liabilities before valuation allowance	(217)	(334)
Valuation allowance	(26,199)	(22,021)
Deferred tax asset, net	$-	$-